Leases - Summary of Non-cash ROU Assets In Exchange For New Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating leases	¥ 10,220	¥ 28,021	¥ 58,329
Financing leases	¥ 0	¥ 19	¥ 304